ACQUISITIONS	12 Months Ended
Dec. 31, 2025
Business Combination, Asset Acquisition, Transaction between Entities under Common Control, and Joint Venture Formation [Abstract]
ACQUISITIONS

3. ACQUISITIONS

3.1 BUSINESS ACQUISITION of YOUNG WILL

On September 30, 2024, the Company entered into a definitive agreement (“Young Will agreement”) with the shareholders of Young Cayman, the Cayman parent company that controls Young Will through contractual arrangements, to effect a series of share exchange transactions. Pursuant to the Young Will agreement, such shareholders agreed to sell and transfer to the Company all of the ordinary shares of Young Cayman beneficially owned by them, and in exchange and as consideration therefor, the Company agreed to issue and allot to such beneficial owners certain number of Class A ordinary shares. In October 2024, the Company issued 920,212 Class A ordinary shares to the beneficial owners of Young Cayman in exchange for 61% of the total issued and outstanding share capital of Young Cayman (“First Closing”) in accordance with the Young Will agreement. After the First Closing, if the 2024 performance target of Young Will set out in the Young Will agreement have been met, the Company shall issue and sell to shareholders of Young Cayman additional number shares of the Company. The Company estimated liability for contingent consideration payables at fair value.

Besides, the Company will subsequently acquire an additional 13% of the share capital of Young Cayman each year during 2025, 2026, and 2027, and in exchange issue a corresponding number of the Company’s Class A ordinary shares to the beneficial owners of Young Cayman, contingent upon the satisfaction of certain terms and conditions set out in the Young Will agreement.

In accordance with ASC 805, (i) the transaction was identified as business combination with third party; (ii) the Company was identified as accounting acquirer and the acquisition date was October 2, 2024; (iii) the Company conducted the acquisition by issuing 920,212 Class A ordinary shares to original shareholders of Young Will and the Company elected to use fair value of the acquirer’s equity interest and the acquisition-date fair value of contingent consideration as the consideration transferred. Since the Company is a listed company in Nasdaq, therefore, the management determined the acquisition date fair value of the consideration by using acquirer’s equity interests. The excess of consideration over the fair value of assets and liabilities of businesses acquired shall be recognized as goodwill. The Company engaged an independent valuation appraiser to assist in identification and evaluation of fair value of contingent consideration for acquisition and identifiable assets acquired and liabilities assumed as of the acquisition date. Pursuant to ASC 830-30-45-3 and ASC 830-30-45-11, after the initial recognition, the Company recognized the fair values of the acquired assets and liabilities and translated the individual assets (including goodwill) of Young Will from RMB to USD, the Company elects not to apply pushdown accounting in Young Will’ separate financial statements and maintains the records necessary to adjust the consolidated amounts to what they would have been had the amounts been recorded in the Young Will’ books and records.

NIP GROUP INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, except share and per share data)

3. BUSINESS ACQUISITION – Continued

3.1 BUSINESS ACQUISITION of YOUNG WILL – Continued

The Company used the following valuation methodologies to value assets acquired, liabilities assumed and intangible assets identified:

— Intangible assets – Customer relationships were valued using the multi-period excess earning method under income approach, which represents the excessive earnings generated by the asset that remains after a deduction for a return on other contributory assets;

— Intangible assets – Brand name were valued using the relief from royalty method under income approach, which represents the benefits of owning the intangible asset rather than paying royalties for its right of use;

— Intangible assets —Talent relationships were valued using the with-and-without approach, which comparing two scenarios: one is the situation “with” a particular intervention, policy, or activity, and the other is the situation “without” it. By comparing these two scenarios, the impact of the intervention can be estimated;

— Other assets and liabilities carrying value approximated fair value at the time of acquisition.

On the acquisition date of October 2, 2024, the allocation of the consideration of the assets acquired and liabilities assumed based on their fair value was as follows:

Amount
Fair value of consideration transferred	$3,311,721
Fair value of contingent consideration payables	404,418
Fair value of consideration transferred	3,716,139

Fair value of the assets acquired and the liabilities assumed
Net working capital (3)	149,294
Intangible assets – Customer relationships	3,904,524
Intangible assets – Agency contract rights	1,809,761
Intangible assets – Brand name	669,754
Non-operating asset/liability	866,642
Deferred tax liability(4)	(1,596,010)
Less: Redeemable non-controlling interests	(2,841,123)
Total identifiable assets	2,962,842
Goodwill	$753,297

(3)	Among which, cash acquired from acquisition of Young Will was $296,139.

(4)	Deferred tax liabilities were calculated based on appreciation fair value of all intangible assets multiplied by income tax rate.

NIP GROUP INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, except share and per share data)

3. BUSINESS ACQUISITION – Continued

3.1 BUSINESS ACQUISITION of YOUNG WILL – Continued

The goodwill acquired resulted primarily from Young Will’ expected synergies and assembled workforce from the integration of businesses acquired into the Company’s existing business.

Net revenue of $1,935,611 and net income of $305,443 arising from acquisition of Young Will made in period from acquisition date to December 31, 2024 that are included in the Group’s consolidated statements of operations and comprehensive loss for the year ended December 31, 2024.

In July 2025, the Company entered into a termination agreement with the shareholders of ZSZQ Limited, pursuant to which the parties mutually agreed to terminate the share swap agreement and all related ancillary agreements and instruments in respect of the share swap transactions. The transaction constituted a disposal of the Company’s interest in Young Will, for which no consideration was received. The Company recognized a loss on disposal of $ 1,911,840 in the consolidated statements of operations. As of July 31, 2025, all shares previously issued pursuant to the share swap agreement had been fully surrendered and cancelled, with no shares remaining outstanding in connection with such transactions. As of the disposal date, Young Will had total assets of $ 2,504,050, and a net loss of $249,177 for the seven months ended July 31, 2025.

3.2 BUSINESS ACQUISITION of JINYUANBAO

On September 23, 2024, Wuhan Alunyou Network Information Development Co., Ltd. (“Wuhan Alunyou”) entered into a Share Transfer Agreement (the “Jinyuanbao Agreement”) with the beneficial owners of Jinyuanbao. According to Jinyuanbao Agreement, Wuhan Alunyou acquired 90% of Jinyuanbao’s equity with cash consideration of RMB 900,000, and Wuhan Alunyou has fully paid the consideration on October 1, 2024 which was the acquisition date. Under this business acquisition, no intangible assets were identified, and the goodwill was recognized at the amount of $942,021.

3.3 ASSETS ACQUISITION OF MINING MACHINES

On June 27, 2025, the Company entered into a definitive Asset Purchase Agreement (the “APA”) to acquire on-rack crypto mining machines from Fortune Peak Limited and Apex Cyber Capital Limited (together, the “Sellers”). On September 5, 2025, upon the closing of the transaction, the Company issued 119,553,439 Class A ordinary shares of the Company to the sellers. These mining machines are currently used for Bitcoin mining.

The acquired set of mining machines did not meet the definition of a business as defined in ASC 805, Business Combinations, as no substantive processes or inputs that together significantly contribute to the ability to create outputs were acquired. The assets acquired consisted primarily of bitcoin mining machines, which are included in Property and equipment, net on the Consolidated Balance Sheets. The fair value of the mining machines acquired was initially recorded at the fair value of $20.3 million and was determined using the market approach, adjusted by relevant market factors and specific characteristics of the mining machines, in exchange for the issuance of contracted share number of 119,553,439 ordinary shares. No identifiable intangible assets were acquired, no goodwill was recognized, and no liabilities were assumed in connection with the transaction.